Related Parties Transactions (Details) - Schedule of future minimum lease payments on office lease	Dec. 31, 2019 USD ($)
Ping Lin [Member]
Related Parties Transactions (Details) - Schedule of future minimum lease payments on office lease [Line Items]
2022	$ 13,000